5. Borrowings (Details-Notes Program) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Notes outstanding rollforward
Notes outstanding, beginning of period	$ 5,427	$ 1,739	$ 1,739	$ 2
Notes issued	741	923	4,119	1,737
Note repayments / redemptions	(500)	(2)	(431)	0
Notes outstanding, end of period	$ 5,668	$ 2,660	$ 5,427	$ 1,739